Cover - shares	12 Months Ended
	Dec. 31, 2025	Mar. 15, 2026
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-43033
Entity Registrant Name	Pulsenmore Ltd.
Entity Central Index Key	0002064764
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Omarim St. 8
Entity Address, City or Town	Omer
Entity Address, Country	IL
Entity Address, Postal Zip Code	0000
Title of 12(b) Security	Ordinary shares, par value NIS 0.00032 per share
Trading Symbol	PLSM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		6,502,844
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Auditor Name	Kesselman & Kesselman
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8 Omarim St.
Entity Address, City or Town	Omer,
Entity Address, Country	IL
Entity Address, Postal Zip Code	0000
City Area Code	972
Local Phone Number	526062075
Contact Personnel Name	Dr. Elazar Sonnenschein